Group Information - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Revenue	€ 67,000
Interest	47,000
Other financial interest	266,000	€ 23,000
Professional services	14,129,000	15,484,000	€ 1,530,000
Statement of financial position [abstract]
Current loans granted to Joint Venture	1,411,000
Receivables from Joint Venture	534,000
Impairment of financial assets	1,411,000
Borrowings	(144,849)	(55,158)
Shareholders
Analysis of income and expense [abstract]
Revenue	67,000
Interest on convertible bonds		3,000	8,000
Statement of financial position [abstract]
Borrowings		(21,000)
Joint Venture
Analysis of income and expense [abstract]
Interest	47,000
Impairment of financial assets	(1,945,000)
Interest on convertible bonds		61,000
Statement of financial position [abstract]
Non-current loans granted to Joint Venture		566,000
Current loans granted to Joint Venture	1,411,000	685,000
Receivables from Joint Venture	534,000	535,000
Impairment of financial assets	€ (1,945,000)
Key management
Analysis of income and expense [abstract]
Other financial interest			10,000
Professional services			64,000
Related parties
Analysis of income and expense [abstract]
Interest on convertible bonds		64,000	8,000
Other financial interest			10,000
Professional services			€ 64,000
Statement of financial position [abstract]
Non-current loans granted to Joint Venture		566,000
Current loans granted to Joint Venture		685,000
Receivables from Joint Venture		535,000
Borrowings		€ (21,000)